Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	$ 14,202,034	$ 15,895,971
Less: accumulated depreciation	(3,449,289)	(3,595,480)
Total	10,752,745	12,300,491
Buildings [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	7,135,962	9,165,874
Machinery equipment and tools [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	5,545,278	5,158,903
Electronic devices [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	98,839	104,020
Office equipment [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	21,645	21,829
Vehicles [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	315,714	387,780
Construction in progress [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	$ 1,084,596	$ 1,057,565